Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	TEMPLETON INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000865722
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2016
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016